EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Equity investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Equity investments
Non-current equity investments classified at FVTOCI	¥ 1,829		¥ 2,936		$ 280
The fair value changes on the Group's investment recognized directly in other comprehensive income/expense	(1,040)	$ (159)	(1,167)	¥ 278
Equity investments classified at FVTOCI [member] | Non-current: Publicly traded investments [member]
Equity investments
Non-current equity investments classified at FVTOCI	653		1,127
Equity investments classified at FVTOCI [member] | Non-current: Publicly traded investments [member] | MEG Energy Corporation ("MEG") [member]
Equity investments
Non-current equity investments classified at FVTOCI	653		1,127
Equity investments classified at FVTOCI [member] | Non-current: Non-publicly traded investments [member]
Equity investments
Non-current equity investments classified at FVTOCI	1,176		1,809
Equity investments classified at FVTOCI [member] | Private equity fund [member] | Kerogen Energy Fund [member]
Equity investments
Non-current equity investments classified at FVTOCI	1,140		1,778
Equity investments classified at FVTOCI [member] | Other equity investments [member]
Equity investments
Non-current equity investments classified at FVTOCI	¥ 36		¥ 31